Going concern and risk management policies - Committed Facilities (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 AUD ($)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 7,838.2
Drawn down facilities	6,152.4
Undrawn committed credit facilities	1,685.8
Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 400.0
Interest rate	2.875%	2.875%	2.875%	2.875%
US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 173.2	$ 220
Interest rate	5.625%	5.625%	5.625%	5.625%
US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 73.1	$ 93
Interest rate	5.125%	5.125%	5.125%	5.125%
Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 536.9		€ 600
Interest rate	1.625%	1.625%	1.625%	1.625%
Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 671.1		€ 750
Interest rate	2.25%	2.25%	2.25%	2.25%
Euro bonds due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 447.4		€ 500
Interest rate	1.375%	1.375%	1.375%	1.375%
US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 590.8	$ 750
Interest rate	3.75%	3.75%	3.75%	3.75%
US revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 1,969.3	$ 2,500
Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 671.1		€ 750
Interest rate	3.00%	3.00%	3.00%	3.00%
US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 393.9	$ 500
Interest rate	3.625%	3.625%	3.625%	3.625%
Eurobonds (3m EURIBOR + 0.45%) due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.45%	0.45%	0.45%	0.45%
Floating basis	3m EURIBOR
Total committed facilities available	£ 223.7		€ 250
US$ bonds due November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 639.9	$ 812
Interest rate	4.75%	4.75%	4.75%	4.75%
Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 287.2
Australian Revolving Credit Facilities Due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available | $				$ 150
Australian revolving credit facilities due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available | $				$ 370
Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.32%	0.32%	0.32%	0.32%
Floating basis	3m EURIBOR
Total committed facilities available	£ 223.7		€ 250
Euro bonds due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 536.9		€ 600
Interest rate	0.75%	0.75%	0.75%	0.75%
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 536.9
Drawn down facilities	536.9
Within one year [member] | Euro bonds due November 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	536.9
Between one and two years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	306.5
Drawn down facilities	253.0
Between one and two years [member] | Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	82.8
Between one and two years [member] | Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	223.7
Between two and three years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	844.3
Drawn down facilities	823.2
Between two and three years [member] | US$ bonds due November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	639.9
Between two and three years [member] | Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	204.4
Between three and four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	617.6
Drawn down facilities	617.6
Between three and four years [member] | US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	393.9
Between three and four years [member] | Eurobonds (3m EURIBOR + 0.45%) due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	223.7
Later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	5,532.9
Drawn down facilities	3,921.7
Later than four years [member] | Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	400.0
Later than four years [member] | US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	173.2
Later than four years [member] | US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	73.1
Later than four years [member] | Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	536.9
Later than four years [member] | Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	671.1
Later than four years [member] | Euro bonds due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	447.4
Later than four years [member] | US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	590.8
Later than four years [member] | US revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 1,969.3